Accounting policies (Additional Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) ¥ / $	Dec. 31, 2014 USD ($) ¥ / $	Dec. 31, 2013 USD ($) ¥ / $
Accounts receivable, trade and other receivables
Net of provision for doubtful accounts	$ 1
Government grants
Grant revenue received from PRC municipal government		358	$ 302
Revenue recognition
Sales returns	27
Income taxes
Penalties and interest incurred related to underpayment of income tax		24	71
Advertising costs
Advertising costs
Shipping and handling
Shipping and handling expense	20	86	536
Research and development costs
Research and development costs	$ 74	$ 56	$ 175
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation | ¥ / $	6.49	6.12
Income and cash flow statement foreign currency translation | ¥ / $	6.23	6.14	6.20